Other Income and Expenses (Details) - Schedule of Other Income and Expenses - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Income and Expenses [Abstract]
Fair value movement in the Convertible Notes and embedded derivative	£ (226)	£ 168,085
Fair value movement in the warrants	478	41,840
Foreign exchange movements	14,126	(51,952)
Total	£ 14,378	£ 157,973